Leases - Schedule of Lease Term and Discount Rate Related to Operating Leases (Details)	Dec. 31, 2019
Leases [Abstract]
Weighted-average remaining lease term (in years)	1 year 4 months 24 days
Weighted-average discount rate	10.00%